LONG TERM BANK LOANS	12 Months Ended
Dec. 31, 2013
LONG TERM BANK LOANS [Abstract]
LONG TERM BANK LOANS

NOTE 14 - LONG TERM BANK LOANS

	Bank Name	Interest Rate per Annum	December 31,
			2013	2012
Due August 8, 2013, guaranteed by Ossen Material Research, collateral by Fixes assets, subsequently repaid on due date	CCB Jiu Jiang Branch	7.31%	-	4,438,386
Total long-term bank loans			-	4,438,386
Less: current portion			-	4,438,386
Long-term bank loans, less current portion			$-	$-

Interest expense, included in the financial expenses in the statement of operations, was $201,978, $341,834 and $133,938 for the years ended December 31, 2013, 2012 and 2011, respectively.